Annual Total Returns- JPMorgan Federal Money Market Fund (Premier Shares) [BarChart] - Premier Shares - JPMorgan Federal Money Market Fund - Premier	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	none	0.01%	0.01%	0.01%	0.01%	0.02%	0.48%	1.43%	1.78%	0.27%